Dreyfus Investment Funds

- Dreyfus Tax Sensitive Total Return Bond Fund

- Dreyfus/Standish Global Fixed Income Fund (the "Funds")

Incorporated herein by reference on behalf of the Funds is a Supplement to Summary and Statutory Prospectuses, as applicable, dated February 21, 2014, filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on May 5, 2014 (SEC Accession No. 0000889169-14-000007).